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Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921

May 3, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re: STI Classic Variable Trust (File Nos. 33-91476 and 811-09032)
    Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, STI Classic Variable Trust (the "Fund"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the prospectus and Statement of Additional Information dated May 1, 2000 for the STI Classic Variable Funds do not differ from that contained in the Fund's Post-Effective Amendment No. 9 which was filed via
EDGAR on April 25, 2000.

Please contact me at (215) 963-4790 if you have any questions or comments concerning this filing.

Sincerely,

/s/ Richard W. Grant

Richard W. Grant